Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	48,738	38,372
Common stock, shares outstanding	48,738	38,372